Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended
	Oct. 31, 2016	Mar. 31, 2014	Mar. 31, 2020	Mar. 03, 2014
2022			$ 230,369
2023			42,640
Less: aggregate unamortized discount and debt issuance costs			(4,928)
Total			$ 268,081
Red Fish Blue Fish, LLC
Term loan, maturity date	Jul. 31, 2022	Mar. 03, 2020	Jul. 31, 2022
2021
2022
2023			42,640
Total				$ 35,200
Revolving Credit Facility | JP Morgan Credit Facility
Credit facility, maturity date	Oct. 31, 2021
2021
2022			230,369
2023